PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173 713 626 1919 www.invesco.com/us

December 18, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM Growth Series (Invesco Growth Series)
CIK	No. 0000202032
Invesco	Convertible Securities (the “Fund”)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplements for the Fund as filed pursuant to Rule 497(e) under the 1933 Act on December 6, 2017 (Accession Number: 0001193125-17-362517).

Please direct any comments or questions to the undersigned at (713) 214-7888.

Very truly yours,

/s/ Peter A. Davidson
Peter A. Davidson
Assistant General Counsel